SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying audited consolidated financial statements and related notes have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP). The preparation of the consolidated financial statements in accordance with US GAAP requires management of the Company to make a number of estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting year. Significant items subject to such estimates and assumptions include the recoverability of the carrying amount and the estimated useful lives of long-lived assets; valuation allowances for receivables, realizable values for inventories. Actual results could differ from those estimates.

The consolidated financial statements include all accounts of the Company and its wholly-owned subsidiaries and VIE’s (“the Group”) as disclosed in note 1. All material inter-company balances and transactions have been eliminated.

Foreign currency translation

Foreign currency translation

The Company uses United States dollars (“U.S. Dollar” or “US$” or “$”) for financial reporting purposes. The subsidiaries and VIEs within the Company maintain their books and records in their respective functional currency, Chinese Renminbi (“RMB”) and Hong Kong dollars (“HK$”), being the lawful currency in the PRC and Hong Kong, respectively. Assets and liabilities of the subsidiaries are translated from RMB or HK$ into U.S. Dollars using the applicable exchange rates prevailing at the balance sheet date. Items on the statements of income and comprehensive income and cash flows are translated at average exchange rates during the reporting period. Equity accounts are translated at historical rates. Adjustments resulting from the translation of the Company’s financial statements are recorded as accumulated other comprehensive income included in the stockholders’ equity section of the balance sheets. The exchange rates used to translate amounts in RMB and HK$ into U.S. Dollars for the purposes of preparing the consolidated financial statements are as follows:

	2014	2013	2012

Balance sheet items, except for equity accounts	RMB6.2046=$1	RMB6.0537=$1	RMB6.2301=$1
	HKD7.7531=$1	HKD7.7539=$1	HKD7.7507=$1

Items in statements of income and cash flows	RMB6.1704=$1	RMB6.1412=$1	RMB6.2990=$1
	HKD7.7554=$1	HKD7.7565=$1	HKD7.7591=$1

There is no assurance that the RMB and HK$ amounts could have been, or could be, converted into U.S. dollars at the above rates.

Acquisition of non-controlling interests in VIE's subsidiary

Acquisition of non-controlling interests in VIE's subsidiary

Acquisition of non-controlling interests is accounted for as transactions with equity holders in their capacity as equity-holders and therefore no goodwill is recognised as a result of such transactions. The difference between the fair value of the consideration paid and the face value of equity shares issued is recorded as additional paid-in capital and the difference between the fair value of the consideration paid and the carrying amount of non-controlling interests is recorded as an adjustment in equity and is included as part of additional paid-in capital.

Consolidation of VIEs

Consolidation of VIEs

TODA has no direct or indirect legal or equity ownership interest in TOFA and Tongda. However, through the VIE Agreements between Dalian Xinding and the stockholders of TOFA and Tongda, the stockholders of TOFA and Tongda have assigned all their rights as stockholders, including voting rights and disposition rights of their equity interests in TOFA and Tongda to Dalian Xinding, our indirect, wholly-owned subsidiary.

In accordance with Accounting Standards Codification (“ASC”) 810-10-15-14, TOFA and Tongda are deemed VIEs for two reasons. First, the equity stockholders of TOFA and Tongda do not significantly enjoy the benefits of income or suffer the consequences of losses. Second, the equity stockholders of TOFA and Tongda do not possess the direct or indirect ability through voting or similar rights to make decisions regarding their activities that have a significant effect on the success of the companies. Therefore, in accordance with ASC 810-10-25-38A, the Company is deemed to be the primary beneficiary of TOFA and Tongda and the financial statements of TOFA and Tongda are consolidated in the Company’s consolidated financial statements.

The Company's Consolidated VIEs - Balance Sheet Classification

The following table presents the carrying amounts and classifications of consolidated assets that are collateral for consolidated VIE obligations:

	December 31,
	2014	2013
Assets
Current assets
Cash	$8,305,335	$7,998,320
Restricted cash	6,849,705	7,973,955
Accounts receivable	32,052,930	26,749,890
Inventories	5,165,142	6,681,810
Other current assets	13,944,101	12,449,073
Fixed assets and intangible assets, net	11,288,624	13,112,798
Total assets of consolidated VIEs	$77,605,837	$74,965,846

The following table presents the carrying amounts and classification of the third-party liabilities of the consolidated VIEs;

Liabilities
Current liabilities
Accounts payable	$16,272,265	$14,555,284
Bank loans	11,584,412	12,957,657
Other liabilities	1,700,632	1,927,244
Total liabilities of consolidated VIEs	$29,557,309	$29,440,185

Revenue recognition

Revenue recognition

The Group generates revenue primarily from manufacturing and trading of copper coated aluminum wire, equipment and its related products and licensing of copper coated aluminum wire technology.

Licensing technology represents the revenue from leasing of several exclusive production technologies, which are internally developed by research and development of the Tongda, to an independent third party. The production technology related to the technical know-how in the production process and has not been registered as patent according to the relevant laws and regulations in the PRC.

Product revenue represents the invoiced value of goods sold recognized upon the shipment of goods to customers. Licensing technology is the income of certain production technology to an independent party. Revenue is recognized when all of the following criteria are met:

i)

Persuasive evidence of an arrangement exists,

ii)

Delivery has occurred and the customer takes ownership and assumes risk of loss or services have been rendered,

iii)

The seller's price to the buyer is fixed or determinable, and

iv)

Collectability is reasonably assured.

Cash

Cash

Cash represents cash in banks and cash on hand.

The Company considers all highly liquid investments with original maturities of three months or less to be cash. Substantially all of the cash deposits of the Company are held with financial institutions located in the PRC. Management believes these financial institutions are of high credit quality.

Restricted cash	Restricted cash Restricted cash represents bank deposits held as collaterals for irrecoverable letter of credit.
Accounts receivable

Accounts receivable

Accounts receivable are recorded at the invoiced amount and do not bear interest. The Company generally extends unsecured credit to six months to its customers in the ordinary course of business. The Company mitigates the associated risks by performing credit checks and actively pursuing past due accounts. An allowance for doubtful accounts is established and determined based on management's assessment of known requirements, aging of receivables, payment history, the customers' current credit worthiness, and the economic environment. When a specific accounts receivable balance is deemed uncollectible, a charge is taken to statement of income. Recoveries of balances previously written off are reflected as income in the statement of income.

Inventories

Inventories

Inventories consisting of raw material, work-in-progress and finished goods of copper coated aluminum wire and related products which are stated at the lower of cost or net realizable value. Finished goods comprised of direct materials, direct labor and a portion of overheads. Inventory costs are calculated using a weighted average method of accounting.

Allowances for obsolete, slow-moving and damaged inventory are deducted from the related inventory balances. No provision was made as of December 31, 2014, 2013 and 2012.

Property, plant and equipment

Property, plant and equipment

Property, plant and equipment are recorded at cost less accumulated depreciation. Maintenance, repairs and minor renewals are expensed as incurred; major renewals and improvements that extend the lives or increase the capacity of plant assets are capitalized.

When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in income in the reporting period of disposition.

Depreciation is calculated on a straight-line basis over the estimated useful life of the assets after taking into account their respective estimated residual value.

The estimated useful lives of the assets are as follows:

Estimated Life
Buildings	10 - 20
Plant equipment	5 - 10
Office equipment	3 - 5
Motor vehicles	3 - 4

Land use right

Land use right

Land use right represents the prepayments for the use of parcels of land in the PRC where the Company’s production facilities are located, and are charged to expense over their respective lease periods of 50 years. According to the laws of the PRC, the government owns all of the land in the PRC. Company or individuals are authorized to use the land only through land use rights leased from the PRC government for a certain period.

Intangible assets

ntangible assets

Intangible assets acquired separately and with finite useful lives are carried at costs less accumulated amortization and any accumulated impairment losses. Amortization for intangible assets with finite useful lives is provided on a straight-line basis over their estimated useful lives of 10 years. Alternatively, intangible assets with indefinite useful lives are carried at cost less any subsequent accumulated impairment losses.

Gain or losses arising from derecognition of the intangible asset is measured at the difference between the net disposal proceeds and the carrying amount of the assets and are recognized in the statement of income when the asset is disposed.

Construction in progress

Construction in progress

Construction in progress represents property, plant and equipment under construction and pending installation and is stated at cost less accumulated impairment losses, if any.

No provision for depreciation is made on construction in progress until such time as the relevant assets are completed and are available for intended use. When the assets are placed in service, the costs are transferred to property, plant and equipment and depreciated in accordance with the accounting policy of the Company.

Research and development costs

Research and development costs

Research and development costs are charged to expense as incurred. Research and development costs mainly consist of remuneration for the research and development staff and material costs for research and development. The Company incurred $320,527, $320,255 and $436,189 for year ended December 2014, 2013 and 2012, respectively.

Impairment of long-lived assets

Impairment of long-lived assets

The long-lived assets held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of assets may not be recoverable. It is reasonably possible that these assets could become impaired as a result of technology or other industry changes. Determination of recoverability of assets to be held and used is by comparing the carrying amount of any asset to future net undiscounted cash flows to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

Based on the Company’s assessment, no impairment was recognized as of December 31, 2014 and 2013.

Comprehensive income

Comprehensive income

The Company has adopted ASC 220, “Comprehensive Income”. This statement establishes rules for the reporting of comprehensive income and its components. Comprehensive income consists of net income and foreign currency translation adjustments.

Income taxes

Income taxes

The Company accounts for income taxes under FASB ASC Topic 740 “Income Taxes”. Deferred income tax assets and liabilities are determined based upon differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be effective when the differences are expected to reverse.

Deferred tax assets are reduced by a valuation allowance to the extent management concludes it is more likely than not that the assets will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the statements of income in the period that includes the enactment date.

The Company adopted FASB ASC Topic 740, “Income Taxes”, which prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken in the tax return. This interpretation also provides guidance on de-recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods and income tax disclosures. As of December 31, 2014, 2013 and 2012, there were no amounts that had been accrued with respect of uncertain tax positions.

The tax effects of temporary differences of the Company as of December 31, 2014, 2013 and 2012 are immaterial.

Value added taxes

Value added taxes

Sales of the goods in the PRC are subject to the VAT at 17% (Output VAT). Input tax on purchases can be deducted from output VAT. The net amount of VAT receivable from, or payable to, the taxation authority is included in “VAT tax receivables” or “VAT tax payables” in the consolidated balance sheets.

Revenues, expenses and assets are recognized net of the amount of VAT, except:

i)

where the VAT incurred on the purchase of assets or services is not recoverable from the taxation authority, in which case the VAT is recognized as part of the acquisition of the asset or as part of the expense item as applicable, and

ii)

receivables and payables are stated with the amount of VAT included.

Employee benefits

Employee benefits

i)

Salaries, wages, annual bonuses, paid annual leave and staff welfare are accrued in the year in which the associated services are rendered by employees of the Group. Where payment or settlement is deferred and the effect would be material, these amounts are stated at their present values.

ii)

Contributions to appropriate local defined contribution retirement schemes pursuant to the relevant labor rules and regulations in the PRC are charged to the cost of sales and general and administrative expenses in the statement of operation as and when the related employee service is provided. The Company incurred $156,132, $188,009 and $223,279 for the year ended December 31, 2014, 2013 and 2012, respectively.

Earnings per ordinary share

Earnings per ordinary share

Basic earnings per ordinary share is based on the weighted effect of ordinary shares issued and outstanding, and is calculated by dividing net profit by the weighted average shares outstanding during period. Diluted earnings per ordinary share is calculated by dividing net profit by the weighted average number of ordinary shares used in the basic earnings per share calculation plus the number ordinary shares that would be issued assuming exercise or conversion of all potentially dilutive ordinary shares outstanding.

On March 1, 2008 the Company amended the authorized ordinary share capital of the Company from 50,000,000 ordinary shares of $0.0001 par value each to 39,062,500 ordinary shares of $0.0001 par value each. This resulted in every stockholder as of March 1, 2008 receiving 0.78125 ordinary shares for every ordinary share previously held. This was treated as a stock consolidation for US GAAP purposes, and all share and per share data is presented as if the consolidation took place as of the date of inception, September 27, 2006. On March 1, 2008, the Company also amended the authorized preference share capital of the Company from 1,000,000 preference shares of $0.0001 par value each to 781,250 preference shares of $0.000128 par value.

On May 16, 2011, by stockholders’ resolution, the Company effected a one for two (1 for 2) stock consolidation of its issued and outstanding ordinary shares and increased the amount of the authorized ordinary shares from 39,062,500 shares to 100,000,000 shares.

At December 31, 2014, 2013 and 2012, there were no potentially dilutive ordinary shares outstanding.

The following table sets forth the computation of basic and diluted net income per ordinary share:

	For the Year Ended December 31,
	2014	2013	2012

Net income attributable to TODA’s stockholders	$3,629,631	$3,474,017	$4,505,510

Weighted average outstanding shares of ordinary stock	27,780,000	27,780,000	27,780,000
Dilutive effect of convertible preference stock	—	—	—
Dilutive weighted average outstanding shares	27,780,000	27,780,000	27,780,000

Earnings per ordinary share:
Basic	$0.13	$0.12	$0.16
Diluted	$0.13	$0.12	$0.16

Fair value measurements

Fair value measurements

FASB ASC Topic 820, “Fair Value Measurement and Disclosures” defines fair value, the methods used to measure fair value and the expanded disclosures about fair value measurements. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between the buyer and the seller at the measurement date. In determining fair value, the valuation techniques consistent with the market approach, income approach and cost approach shall be used to measure fair value FASB ASC Topic 820 establishes a fair value hierarchy for inputs, which represent the assumptions used by the buyer and seller in pricing the asset or liability. These inputs are further defined as observable and unobservable inputs. Observable inputs are those that buyer and seller would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s assumptions about the inputs that the buyer and seller would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Fair value measurements

Level 1 -

Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not being applied. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 -

Valuations based on (i) quoted prices in active markets for similar assets and liabilities, (ii) quoted prices in markets that are not active for identical or similar assets, (iii) inputs other than quoted prices for the assets or liabilities, or (iv) inputs that are derived principally from or corroborated by market through correlation or other means.

Level 3 -

Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

For certain of the Company’s financial instruments, none of which are held for trading purposes, including cash, accounts receivable, accounts payable and accrued expenses, the carrying amounts approximate fair value due to their short maturities.

Determining which category an asset or liability falls within the hierarchy requires significant judgment. The Company evaluates its hierarchy disclosures each quarter.

There was no asset or liability measured at fair value on a non-recurring basis as of December 31, 2014 and 2013.

Commitments and contingencies

Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, including legal proceedings and claims arising out of the normal course of businesses that relate to a wide range of matters, including among others, product liability. The Company records accruals for such contingencies based upon the assessment of the probability of occurrence and, where determinable, an estimate of the liability. Management may consider many factors in making these assessments including past history, scientific evidence and the specifics of each matter. As management has not become aware of any product liability claims arising from any incident over the year, the Group has not recognized a liability for product liability claims, and no contingent liability has been recorded as of December 31, 2014 and 2013.

Economic and political risks

Economic and political risks

The major operations of the Company are conducted in the PRC. Accordingly, the political, economic, and legal environments in the PRC, as well as the general state of the PRC’s economy may influence the business, financial condition, and results of operations of the Company.

Among other risks, the Company’s operations are subject to the risks of restrictions on: the transfer of funds; export duties, quotas, and embargoes; domestic and international customs and tariffs; changing taxation policies; foreign exchange restrictions; and political conditions and governmental regulations.